Exhibit 99

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	21

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,990,369.22

Principal:
Principal Collections	$16,028,791.54
Prepayments in Full	$7,839,771.38
Liquidation Proceeds	$406,156.92
Recoveries	$35,640.11

Sub Total	$24,310,359.95

Collections	$26,300,729.17

Purchase Amounts:
Purchase Amounts Related to Principal	$334,225.72
Purchase Amounts Related to Interest	$2,084.56

Sub Total	$336,310.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$26,637,039.45

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	21

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,637,039.45
Servicing Fee	$463,940.71	$463,940.71	$0.00	$0.00	$26,173,098.74
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,173,098.74
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,173,098.74
Interest—Class A-3 Notes	$308,011.87	$308,011.87	$0.00	$0.00	$25,865,086.87
Interest—Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$25,606,011.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,606,011.87
Interest—Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$25,527,756.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,527,756.45
Interest—Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$25,470,333.12
Third Priority Principal Payment	$744,670.70	$744,670.70	$0.00	$0.00	$24,725,662.42
Interest—Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$24,653,437.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,653,437.42
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,253,437.42
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,253,437.42
Residual Released to Depositor	$0.00	$3,253,437.42	$0.00	$0.00	$0.00

Total		$26,637,039.45

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$744,670.70
Regular Principal Payment	$21,400,00.00

Total	$22,144,670.70

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,144,670.70	$57.97	$308,011.87	$0.81	$22,452,682.57	$58.78
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$22,144,670.70	$20.31	$774,990.62	$0.71	$22,919,661.32	$21.02

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$280,010,791.95	0.7330125	$257,866,121.25	0.6750422
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$499,460,791.95	0.4581158	$477,316,121.25	0.4378043

Pool Information
Weighted Average APR		4.392%		4.395%
Weighted Average Remaining Term		39.19		38.42
Number of Receivables Outstanding		35,980		35,210
Pool Balance		$556,728,846.91		$531,745,897.31
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$499,460,791.95		$477,316,121.25
Pool Factor		0.4639407		0.4431216

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$54,429,776.06
Targeted Overcollateralization Amount	$54,429,776.06
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$54,429,776.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		108	$374,004.04
(Recoveries)		61	$35,640.11

Net Losses for Current Collection Period			$338,363.93
Cumulative Net Losses Last Collection Period			$5,597,154.12

Cumulative Net Losses for all Collection Periods			$5,935,518.05

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.73%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.80%	585	$9,593,631.58
61-90 Days Delinquent	0.18%	51	$931,368.34
91-120 Days Delinquent	0.03%	12	$177,811.78

Total Delinquent Receivables	2.17%	691	$11,538,323.87

Repossession Inventory:
Repossessed in the Current Collection Period		33	$607,726.25
Total Repossessed Inventory		44	$889,149.13

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8563%
Preceding Collection Period			0.6709%
Current Collection Period			0.7461%
Three Month Average			0.7577%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2639%
Preceding Collection Period			0.3113%
Current Collection Period			0.3011%
Three Month Average			0.2921%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012